Prepaid expenses, deposits and other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses Deposits And Other Assets Details Narrative Abstract
Prepaid expenses	$ 1,150	$ 1,534
Deposits and other receivables	2,098	1,967
Prepaid expenses, deposits and other assets	$ 3,248	$ 3,501	[1]

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.